10. Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments And Contingencies Tables
Lease Commitments
	Operating	Long-term
	leases	Financing
2014	$64,000	$18,000
2015	75,000	87,000
2016	75,000	48,000
2017	75,000	45,000
2018	-	4,000

	Operating	Long-term
	leases	Financing

2014	$123,000	$65,000
2015	75,000	87,000
2016	75,000	48,000
2017	75,000	45,000
2018	-	4,000